Chapter 11 Emergence	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Chapter 11 Emergence
Note 2—Chapter 11 Emergence
On the Petition Date, Legacy Noble and certain of its subsidiaries, including Finco, filed voluntary petitions in the Bankruptcy Court seeking relief under chapter 11 of the Bankruptcy Code. The Plan was confirmed by the Bankruptcy Court on November 20, 2020, and the Debtors emerged from the bankruptcy proceedings on the Effective Date.
On the Effective Date, and pursuant to the terms of the Plan, the Company:

•
Appointed five new members to the Successor’s board of directors to replace all of the directors of the Predecessor, other than the director also serving as President and Chief Executive Officer, who was re-appointed
pursuant to the Plan. Subsequent to the Effective Date, an additional director was appointed.

•	Terminated and cancelled all ordinary shares and equity-based awards of Legacy Noble that were outstanding immediately prior to the Effective Date;

•
Transferred approximately 31.7 million ordinary shares of Noble with a nominal value of $0.00001 per share (“Ordinary Shares”) to holders of Legacy Noble’s Senior Notes due 2026 (the “Guaranteed Notes”) in the cancellation of the Guaranteed Notes;

•
Transferred approximately 2.1 million Ordinary Shares, approximately 8.3 million seven-year warrants with Black-Scholes protection (the “Tranche 1 Warrants”) with an exercise price of $19.27 and approximately 8.3 million seven-year warrants with Black-Scholes protection (the “Tranche 2 Warrants”) with an exercise price of $23.13 to holders of Legacy Noble’s then outstanding senior notes (other than the Guaranteed Notes) (the “Legacy Notes”) in cancellation of the Legacy Notes;

•
Issued approximately 7.7 million Ordinary Shares and $216.0 million principal amount of our senior secured second lien notes (the “Second Lien Notes”) to participants in a rights offering (the “Rights Offering”) at an aggregate subscription price of $200.0 million;

•
Issued approximately 5.6 million Ordinary Shares to the backstop parties (the “Backstop Parties”) to a Backstop Commitment Agreement, dated October 12, 2020 (the “Backstop Commitment Agreement”), among the Debtors and the Backstop Parties as Holdback Securities (as defined in the Backstop Commitment Agreement);

•
Issued approximately 1.7 million Ordinary Shares to the Backstop Parties in respect of their backstop commitment to subscribe for Unsubscribed Securities (as defined in the Backstop Commitment Agreement);

•	Issued approximately 1.2 million Ordinary Shares to the Backstop Parties in connection with the payment of the Backstop Premiums (as defined in the Backstop Commitment Agreement);

•
Issued 2.8 million five-year warrants with no Black-Scholes protection (the “Tranche 3 Warrants”) with an exercise price of $124.40 to the holders of Legacy Noble’s ordinary shares outstanding prior to the Effective Date;

•
Entered into a senior secured revolving credit agreement (the “Revolving Credit Agreement”) that provides for a $675.0 million senior secured revolving credit facility (with a $67.5 million sublimit for the issuance of letters of credit thereunder) (the “Revolving Credit Facility”);

•	Entered into an indenture governing the Second Lien Notes;

•	Entered into a registration rights agreement with certain parties who received Ordinary Shares under the Plan (the “Equity Registration Rights Agreement”); and

•	Entered into a registration rights agreement with certain parties who received Second Lien Notes under the Plan.
In addition, Noble entered into an exchange agreement with certain Backstop Parties which provided that, as soon as reasonably practicable after the Effective Date, the other parties to such agreement would deliver to the Company an aggregate of approximately 6.5 million Ordinary Shares issued pursuant to the Plan in exchange for the issuance of penny warrants to purchase up to approximately 6.5 million Ordinary Shares, with an exercise price of $0.01 per share (“Penny Warrants”). This exchange was completed in late February 2021.
Management Incentive Plan
. The Plan contemplated that on or after the Effective Date, the Company would adopt a long-term incentive plan and authorize and reserve 7.7 million Ordinary Shares for issuance pursuant to equity incentive awards to be granted under such plan. On February 18, 2021, the Company adopted the long-term incentive plan and authorized and reserved 7.7 million Ordinary Shares for awards to be granted under such plan.
Sources of Cash for Plan Distribution
. All cash payments made by the Company under the Plan on the Effective Date were funded from cash on hand, proceeds of the Rights Offering, and proceeds of the Revolving Credit Facility.
Reorganization Items, Net
In accordance with ASC 852, any incremental expenses, gains and losses that are realized or incurred as of or subsequent to the Petition Date and before the Effective Date that are a direct result of the Chapter 11 Cases are recorded under “Reorganization items, net.” The following table summarizes the components of reorganization items included in our Condensed Consolidated Statements of Operations for the period January 1, 2021 through February 5, 2021:

	Predecessor
	Noble	Finco
	Period From January 1, 2021 through February 5, 2021	Period From January 1, 2021 through February 5, 2021
Professional fees (1)	$(28,739)	$(8,095)
Adjustments for estimated allowed litigation claims	77,300	—
Write-off of unrecognized share-based compensation	(4,406)	(4,406)
Gain on settlement of liabilities subject to compromise	2,556,147	2,556,147
Loss on fresh start adjustments	(2,348,251)	(2,348,251)

Total Reorganization items, net	$252,051	$195,395

(1)
Payments of $44.2 million and $7.2 million related to professional fees have been presented as cash outflows from operating activities in our Condensed Consolidated Statements of Cash Flows for the period January 1, 2021 through February 5, 2021 for Noble and Finco, respectively.

Liabilities Subject to Compromise
From the Petition Date until the Effective Date, the Company operated as a debtor-in-possession
under the jurisdiction of the Bankruptcy Court and in accordance with provisions of the Bankruptcy Code. In accordance with ASC 852, on our Condensed Consolidated Balance Sheets prior to the Effective Date, the caption “Liabilities subject to compromise” reflects the expected allowed amount of the pre-petition
claims that are not fully secured and that have at least a possibility of not being repaid at the full claim amount. The Company has considered the chapter 11 motions approved by the Bankruptcy Court with respect to the amount and classification of its pre-petition
liabilities. The Company evaluated and adjusted the amount and classification of its pre-petition
liabilities through the Effective Date
.

Note 2—Chapter 11 Proceedings
Bankruptcy Petition and Emergence
On the Petition Date, Legacy Noble and certain of its subsidiaries, including Finco, filed voluntary petitions in the Bankruptcy Court seeking relief under chapter 11 of the Bankruptcy Code. In September 2020, the Debtors filed the Plan and the Disclosure Statement with the Bankruptcy Court and six additional subsidiaries of Legacy Noble filed voluntary petitions in the Bankruptcy Court. During the proceedings, the Debtors operated their business as
“debtors-in-possession”
under the jurisdiction of the Bankruptcy Court pursuant to sections 1107 and 1108 of the Bankruptcy Code and orders of the Bankruptcy Court. To ensure the Debtors’ ability to continue operating in the ordinary course of business, on August 3, 2020, the Bankruptcy Court entered a variety of orders providing “first day” relief to the Debtors, including the authority for the Debtors to continue using their cash management system, pay employee wages and benefits and pay vendors and suppliers in the ordinary course of business. As of the Petition Date, the Company began applying ASC Topic 852, Reorganizations (“ASC 852”).
The filing of the Chapter 11 Cases constituted events of default that accelerated the Company’s obligations under the indentures governing its outstanding senior notes and under our 2017 Credit Facility. In addition, the unpaid principal and interest due under our then-outstanding senior notes and 2017 Credit Facility became immediately due and payable. As of December 31, 2020, the estimated claim amounts of our senior notes and the 2017 Credit Facility have been presented as “Liabilities subject to compromise” in our Consolidated Balance Sheet. However, any efforts to enforce such payment obligations with respect to such senior notes and 2017 Credit Facility were automatically stayed as a result of the filing of the Chapter 11 Cases, and the creditors’ rights of enforcement were subject to the applicable provisions of the Bankruptcy Code. As of December 31, 2020, we had an aggregate outstanding principal amount of approximately $3.4 billion in senior notes with stated maturities at various times from 2020 through 2045 and $545.0 million of borrowings outstanding under our 2017 Credit Facility. We elected not to make the semiannual interest payment due in respect of our Senior Notes due 2024 (the “2024 Notes”), which was due on July 15, 2020, and did not make any additional interest payments due on any senior notes through the Effective Date.
As a result of the filing of the Chapter 11 Cases, Legacy Noble’s Board of Directors determined to cancel Legacy Noble’s share ownership policy applicable to the officers and directors, and the Company will consider an appropriate policy in due course.
On the Petition Date, the Debtors entered into a Restructuring Support Agreement (together with all exhibits and schedules thereto, and as amended by the First Amendment thereto dated as of August 20, 2020, the “Restructuring Support Agreement”) with an ad hoc group of certain holders of approximately 70% of the aggregate outstanding principal amount of the outstanding Senior Notes due 2026 (the “Guaranteed Notes”) and an ad hoc group of certain holders of approximately 45% of the aggregate principal amount of our other then-outstanding senior notes, taken as a whole (the “Legacy Notes”). Legacy Noble entered into a Backstop Commitment Agreement (the “Backstop Commitment Agreement”) with the backstop parties thereto (the “Backstop Parties”) on October 12, 2020, pursuant to which the issuance of the senior secured second lien notes (the “Second Lien Notes”) as part of the rights offering contemplated by the Restructuring Support Agreement and the Plan (the “Rights Offering”) were fully backstopped by the Ad Hoc Guaranteed Group and the Ad Hoc Legacy Group (each as defined in the Restructuring Support Agreement). Participation in the Rights Offering was offered to the holders of the Guaranteed Notes and the Legacy Notes.

The Restructuring Support Agreement, among other things, provides that the Consenting Creditors (as defined in the Restructuring Support Agreement) will support the Debtors’ restructuring efforts as set forth in, and subject to the terms and conditions of, the Restructuring Support Agreement. The Restructuring Support Agreement contains customary conditions, representations, and warranties of the parties and is subject to a number of conditions, including, among others, the accuracy of the representations and warranties of the parties and compliance with the obligations set forth in the Restructuring Support Agreement. The Restructuring Support Agreement also provides for termination by the parties upon the occurrence of certain events.
On the Effective Date, and pursuant to the terms of the Plan, the Company:

•
Appointed five new members to the Successor’s board of directors to replace all of the directors of the Predecessor, other than the director also serving as President and Chief Executive Officer, who was re-appointed
pursuant to the Plan;

•	Terminated and cancelled all common stock and equity-based awards of Legacy Noble that were outstanding immediately prior to the Effective Date;

•
Transferred approximately 31.7 million ordinary shares of Noble with a nominal value of $0.00001 per share (“New Shares”) to holders of the Guaranteed Notes in the cancellation of the Guaranteed Notes;

•
Transferred approximately 2.1 million New Shares, approximately 8.3 million seven-year warrants with Black-Scholes protection (the “Tranche 1 Warrants”) with an exercise price of $19.27 and approximately 8.3 million seven-year warrants with Black-Scholes protection (the “Tranche 2 Warrants”) with an exercise price of $23.13 to holders of the Legacy Notes in cancellation of the Legacy Notes;

•	Issued approximately 7.7 million New Shares and Second Lien Notes to participants in the Rights Offering at an aggregate subscription price of $200 million;

•	Issued approximately 5.6 million New Shares to the Backstop Parties as Holdback Securities (as defined in the Backstop Commitment Agreement);

•	Issued approximately 1.7 million New Shares to the Backstop Parties in respect of their backstop commitment to subscribe for Unsubscribed Securities (as defined in the Backstop Commitment Agreement);

•	Issued approximately 1.2 million New Shares to the Backstop Parties in connection with the payment of the Backstop Premiums (as defined in the Backstop Commitment Agreement);

•
Issued 2.8 million five-year warrants with no Black-Scholes protection (the “Tranche 3 Warrants”) with an exercise price of $124.40 to the holders of Legacy Noble’s ordinary shares outstanding prior to the Effective Date;

•
Entered into a senior secured revolving credit agreement (the “Exit Credit Agreement”) that provides for a $675.0 million senior secured revolving credit facility (with a $67.5 million sublimit for the issuance of letters of credit thereunder) (the “Exit Credit Facility”);

•
Entered into an exchange agreement with certain Backstop Parties which provided that, as soon as reasonably practicable after the Effective Date, the other parties to such agreement would deliver to the Company an aggregate of approximately 6.5 million New Shares issued pursuant to the Plan in exchange for the issuance of penny warrants to purchase up to approximately 6.5 million New Shares, with an exercise price of $0.01 per share (“Penny Warrants”) which were exchanged on a one-for-one
basis for New Shares issued to certain initial holders of New Shares;

•	Entered into an indenture governing the Second Lien Notes;

•	Entered into a registration rights agreement with certain parties who received New Shares under the Plan; and

•	Entered into a registration rights agreement with certain parties who received Second Lien Notes under the Plan.
Management Incentive Plan.
The Plan contemplated that on or after the Effective Date, (i) the Company would adopt a long-term incentive plan and authorize and reserve 7.7 million New Shares for issuance pursuant to equity incentive awards to be granted under such plan, and (ii) the initial awards under such plan would consist of at least 40% of such shares and be made as soon as practicable after the Effective Date on the terms and conditions as determined by Noble’s Board of Directors; provided that at least 40% of such initial awards would be in the form of time-based vesting awards vesting over a period of no shorter than three years and no longer than four years. As contemplated by the Plan, on February 18, 2021, the Company adopted a long-term incentive plan and authorized and reserved 7.7 million New Shares for issuance pursuant to equity incentive awards to be granted under such plan.
Sources of Cash for Plan Distribution.
All cash required for payments made by the Company under the Plan on the Effective Date was obtained from cash on hand, proceeds of the Rights Offering, and proceeds of the Exit Credit Facility.
Under ASC Topic 852, fresh start accounting is required upon emergence from Chapter 11 if (i) the value of the assets of the emerging entity immediately before the date of confirmation is less than the total of all post-petition liabilities and allowed claims; and (ii) holders of existing voting shares immediately before confirmation receive less than 50% of the voting shares of the emerging entity. The value of the assets of Legacy Noble immediately before the date of confirmation is expected to be less than the total of all postpetition liabilities and allowed claims. Additionally, the holders of the existing voting shares of Legacy Noble immediately before the date of confirmation held less than 50% of the voting shares of Noble. The same test was performed for Finco and yielded the same result. As such, Noble and Finco will adopt fresh start accounting as of the Effective Date. Adopting fresh start accounting results in a new reporting entity with no beginning retained earnings or accumulated deficit. In accordance with ASC Topic 852, with the application of fresh start accounting, the Company will be required to allocate its reorganization value to its individual assets based on their estimated fair values in conformity with ASC Topic 805, “Business Combinations.” The reorganization value represents the fair value of the Successor Company’s assets before considering liabilities. The Company is in the process of evaluating the potential impact of the fresh start accounting on its consolidated financial statements. We cannot currently estimate the financial effect of emergence from bankruptcy on our financial statements, although we expect to record material adjustments related to our Plan and the application of fresh start accounting as of the Effective Date.
The Company’s financial advisor performed a valuation of the reorganized Company dated as of August 24, 2020. According to the valuation, which was included in the Disclosure Statement related to the Plan, the post-confirmation estimated enterprise value of the Company to be in a range between $1.1 billion and $1.6 billion. The following assumptions were made in the valuation of the projected amounts upon emergence; $430.0 million of debt under the Exit Financing Facility and the Second Lien Notes and cash on hand of $100.0 million.
Executory Contracts
Subject to certain exceptions, under the Bankruptcy Code, the Debtors may assume, assign, or reject certain executory contracts and unexpired leases subject to the approval of the Bankruptcy Court and certain other conditions. Generally, the rejection of an executory contract or unexpired lease is treated as a pre-petition
breach of such executory contract or unexpired lease and, subject to certain exceptions, relieves the Debtors from performing their future obligations under such executory contract or unexpired lease but entitles the contract counterparty or lessor to a pre-petition
general unsecured claim for damages caused by such deemed breach. Typically, the assumption of an executory contract or unexpired lease requires the Debtors to cure existing monetary defaults under such executory contract or unexpired lease and provide adequate assurance of future performance. Accordingly, any description of an executory contract or unexpired lease with the Debtors in this Annual Report on Form
10-K,
including where applicable a quantification of the Company’s obligations under any such executory contract or unexpired lease of the Debtors, is qualified by any overriding rejection rights the Company has under the Bankruptcy Code. As of December 31, 2020, the Debtors have rejected three immaterial executory contracts and have not rejected any unexpired leases.
Claims Reconciliation
The Debtors have filed with the Bankruptcy Court schedules and statements setting forth, among other things, the assets and liabilities of each Debtor, subject to the assumptions filed in connection therewith. These schedules and statements may be subject to further amendment or modification after filing. Certain holders of pre-petition
claims that are not governmental units were required to file proofs of claim by the deadline for general claims, which was set by the Bankruptcy Court as October 6, 2020 and November 13, 2020 for the initial Debtors that filed on July 31, 2020 (the “Initial Debtors”) and the additional Debtors that filed on September 24, 2020 (the “Additional Debtors”), respectively. The governmental bar date has been set as January 27, 2021 and March 23, 2021, for the Initial Debtors and the Additional Debtors, respectively.
The Debtors received approximately 1,200 proofs of claim as of March 5, 2021 for an amount of approximately $23.0 billion. Such amount includes duplicate claims across multiple Debtor legal entities. These claims are being reconciled to amounts recorded in the Debtors’ accounting records. Differences between amounts recorded by the Debtors and claims filed by creditors will be investigated and resolved, at the direction of the Debtors, including through proceedings before the Bankruptcy Court. In addition, the Debtors have been identifying claims that have been amended or superseded, are without merit, are overstated or should be adjusted or expunged for other reasons. As a result of this process, the Debtors may identify additional liabilities that will need to be recorded or reclassified to Liabilities subject to compromise. In light of the number of claims filed, the claims resolution process will continue after the Debtors emerge from bankruptcy.
Pre-petition
Charges
Pre-petition
charges consist primarily of legal and other professional advisory fees incurred in relation to the Chapter 11 Cases, but prior to the Petition Date, and are presented as
“Pre-petition
charges” in our Consolidated Statements of Operations for the year ended December 31, 2020.
Reorganization Items, Net
In accordance with ASC Topic 852, any incremental expenses, gains and losses that are realized or incurred as of or subsequent to the Petition Date and as a direct result of the Chapter 11 Cases are recorded under “Reorganization items, net”. The following table summarizes the components of reorganization items included in our Consolidated Statements of Operations for the year ended December 31, 2020:

	Noble	Finco
	December 31, 2020	December 31, 2020
Adjustments for estimated litigation claims (1)	(57,000)	4,500
Write-off of debt financing costs and discount	45,469	45,469
Professional fees (1)	37,296	2,644
Revision of estimated claims	(1,835)	(1,835)

Total Reorganization items, net	$23,930	$50,778

(1)
Payments of $25.6 million and $5.0 million related to professional fees and the first installment payment for the previously disclosed patent infringement settlement with Transocean Ltd. (“Transocean”) have been presented as cash outflows from operating activities in our Consolidated Statements of Cash Flows for the year ended December 31, 2020 for Noble and Finco, respectively.

Liabilities Subject to Compromise
Since the Petition Date, the Company operated as a
debtor-in-possession
under the jurisdiction of the Bankruptcy Court and in accordance with provisions of the Bankruptcy Code. In accordance with ASC 852, on our Balance Sheets, the caption “Liabilities subject to compromise” reflects the expected allowed amount of the pre-petition
claims that are not fully secured and that have at least a possibility of not being repaid at the full claim amount. The Company has considered the chapter 11 motions approved by the Bankruptcy Court with respect to the amount and classification of its pre-petition
liabilities. However, the determination of the value at which liabilities will ultimately be settled was made on the Effective Date. The Company will evaluate and adjust the amount and classification of its pre-petition
liabilities through the Effective Date.
The following table summarizes the components of liabilities subject to compromise included on our Consolidated Balance Sheet as of December 31, 2020:

	Noble	Finco
	December 31, 2020	December 31, 2020
4.900% Senior Notes due August 2020	$62,535	$62,535
4.625% Senior Notes due March 2021	79,936	79,936
3.950% Senior Notes due March 2022	21,213	21,213
7.750% Senior Notes due January 2024	397,025	397,025
7.950% Senior Notes due April 2025	450,000	450,000
7.875% Senior Notes due February 2026	750,000	750,000
6.200% Senior Notes due August 2040	393,596	393,596
6.050% Senior Notes due March 2041	395,002	395,002
5.250% Senior Notes due March 2042	483,619	483,619
8.950% Senior Notes due April 2045	400,000	400,000
2017 Credit Facility	545,000	545,000
Litigation	93,000	8,000
Accrued and unpaid interest	110,301	110,301
Accounts payable and other liabilities	37,447	37,359
Lease liabilities	20,969	20,969

Total consolidated liabilities subject to compromise	$4,239,643	$4,154,555
Since the filing of the Chapter 11 Cases on the Petition Date, the Company ceased accruing interest on all debt. As a result, the Company did not record $112.9 million of contractual interest expense related to the Guaranteed Notes, Legacy Notes, and 2017 Credit Facility.